Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Income (loss) before income taxes
Domestic	$ 827.4	$ 791.9	$ 706.4
Foreign	22.3	25.4	(5.2)
Income Before Income Taxes	$ 849.7	$ 817.3	$ 701.2